INSTITUTIONAL FIDUCIARY TRUST
ONE FRANKLIN PARKWAY
SAN MATEO, CA 94403-1906

June 1, 2022

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Institutional Fiduciary Trust (CIK#0000765485)
	File No. 811-04267

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-
CEN for the period ended June 30, 2020.

The amended form is being filed to amend Item G.1.a.iii of the Form N-CEN on behalf of Money Market Portfolio to add the signature to the independent public accountant's report on internal control. There were no other changes to the Form N-CEN that was filed on September 11, 2020
(accession number 0001752724-20-182555).

Please direct any inquiries to Jeffrey W. White at (916) 463-
4396.

Sincerely,


/s/ Jeffrey W. White

Jeffrey W. White
Assistant Treasurer